Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)		6 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Defined Benefit Plan Disclosure [Line Items]
Revenues		$ 112,399	$ 1,212,264
Cost of revenues		(69,121)	(573,807)
Gross profit		43,278	638,457
Operating expenses:
Selling expenses		(1,425,833)	(3,553)
General and administrative expenses		(721,494)	(497,544)
Research and development expenses		(1,876,571)	(50,739)
Total operating expenses		(4,023,898)	(551,836)
(Loss) income from operations		(3,980,620)	86,621
Other income/(loss):
Foreign exchange gain/(loss)		9,056	(25,486)
Other income/(expense), net		184,706	(57,978)
Total other income/(loss)		193,762	(83,464)
(Loss)/income before income tax expense		(3,786,858)	3,157
Income tax expense
Net (loss)/income		(3,786,858)	3,157
Other comprehensive loss
Foreign currency translation adjustment		(7,899)	(76,902)
Total comprehensive loss		$ (3,794,757)	$ (73,745)
Weighted average shares outstanding used in calculating basic and diluted loss per share - basic	[1]	18,059,109	15,759,109
Weighted average shares outstanding used in calculating basic and diluted loss per share - diluted	[1]	18,059,109	15,759,109
(Loss)/income per share - basic	[1]	$ (0.2097)	$ 0.0002
(Loss)/income per share - diluted	[1]	$ (0.2097)	$ 0.0002
Third Parties [Member]
Defined Benefit Plan Disclosure [Line Items]
Revenues		$ 112,399	$ 1,212,264
Cost of revenues			(110,369)
Operating expenses:
Research and development expenses		(885,000)	(50,739)
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Cost of revenues		(69,121)	(463,438)
Operating expenses:
Research and development expenses		$ (991,571)

[1]	The Company effected a 1:25 forward stock split on March 31, 2025 and a surrender of 45 out of every 100 shares on June 6, 2025, as a result, the shares issued and outstanding and additional paid in capital presented here are adjusted retroactively.